Property And Equipment, Net (Schedule Of Property And Equipment) (Details) (USD $)	Oct. 31, 2013	Oct. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 34,553,789	$ 31,813,914
Less accumulated amortization and depreciation	(21,726,591)	(20,165,748)
Property and equipment, net	12,827,198	11,648,166
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	3,144,068	3,144,068
Building And Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	7,990,110	7,914,321
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	22,217,244	19,354,823
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	950,640	953,381
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 251,727	$ 447,321